Redeemable noncontrolling interest	12 Months Ended
Mar. 31, 2017
Redeemable noncontrolling interest

11. Redeemable noncontrolling interest

Changes in the redeemable noncontrolling interest for the fiscal years ended March 31, 2015, 2016 and 2017 were as follows:

	Millions of yen
	2015	2016	2017
Balance at beginning of year	¥14,869	¥15,589	¥16,221

Comprehensive income
Net income	718	632	683
Other comprehensive income (loss)
Foreign currency translation adjustment, net of applicable taxes	2	(0)	(1)
Changes in interest in subsidiaries	—	—	6,100
Cash distributions to redeemable noncontrolling interests	—	—	(61)

Balance at end of year	¥15,589	¥16,221	¥22,942